Lease (Details) - Schedule of Lease Expenses - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Schedule of Supplemental Information Related to Operating Leases [Abstract]
Operating lease expenses	$ 96,875	$ 87,367	$ 288,751	$ 261,494	$ 358,576	$ 335,208
Cash paid for amounts included in the measurement of operating lease liabilities			$ 288,751	$ 261,494	$ 358,576	$ 335,208
Weighted Average Remaining Lease Term:
Operating leases	2 years 14 days		2 years 14 days		2 years 5 months 23 days	2 years 10 months 24 days
Weighted Average Discount Rate:
Operating leases	1.53%		1.53%		1.49%	1.39%